Business Combinations (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Net Effect of Acquisitions on Consolidated Balance Sheet

The net effect of the acquisitions on the Company’s 2015 consolidated balance sheet is as follows:

	Xingqiaorui
	Partnership	Stadco	Other	Total
Cash	$23	$1	$—	$24
Non-cash working capital	(35)	(3)	1	(37)
Fixed assets	164	107	—	271
Goodwill, net	107	13	—	120
Other assets	10	—	1	11
Long-term employee benefit liabilities	—	—	(1)	(1)
Other long-term liabilities	(5)	—	—	(5)
Deferred tax liabilities	(18)	(3)	—	(21)
Non-controlling interests	(116)	—	—	(116)

Consideration paid	130	115	1	246
Less: Cash acquired	(23)	(1)	—	(24)

Net cash outflow	$107	$114	$1	$222